Borrowings - Summary of General Commercial, Syndicated Loans, and Other Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Loans for procurement and operating capital	$ 21,857	$ 1,067
Less: Current portion	(44,437)	(26,265)
Long-term borrowings (Notes 4, 13, 27 and 29)	195,883	$ 150,223
General commercial loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.09%
Short-term bills payable - commercial paper
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 72,140	$ 71,062
Borrowings, interest rate	1.8804%	1.9178%
Short-term bills payable - commercial paper | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 72,254	$ 71,174
Short-term bills payable - commercial paper | Less: Unamortized discounts (interest and bank charges)
Disclosure of detailed information about borrowings [line items]
Borrowings	(114)	(112)
Syndicated loan
Disclosure of detailed information about borrowings [line items]
Less: Current portion	(44,437)	(25,623)
Long-term borrowings (Notes 4, 13, 27 and 29)	108,275	$ 150,223
Borrowings, interest rate		2.1892%
Syndicated loan | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	153,179	$ 176,512
Syndicated loan | Less: Unamortized discounts (interest and bank charges)
Disclosure of detailed information about borrowings [line items]
Borrowings	(467)	(666)
Procurement loans
Disclosure of detailed information about borrowings [line items]
Borrowings	87,608	642
Less: Current portion	0	(642)
Long-term borrowings (Notes 4, 13, 27 and 29)	$ 87,608	$ 0
Borrowings, interest rate	2.19%	3.70%
Bottom of range | General commercial loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.90%
Bottom of range | Syndicated loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.0808%
Top of range | General commercial loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.225%
Top of range | Syndicated loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.1903%